GOODWILL (Details) - Medmen Enterprises Inc. [Member] - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Goodwill beginning balance		$ 60,022,131
Acquired Goodwil	$ 10,963,375
Transferred to Assets Held for Sale	(4,615,810)
Impairment Losses	(33,469,238)
Goodwill ending balance	32,900,457
California [Member]
Goodwill beginning balance		16,742,843
Acquired Goodwil	8,217,465
Transferred to Assets Held for Sale	(1,869,900)
Goodwill ending balance	23,090,408
Illinois [Member]
Goodwill beginning balance		9,810,050
Acquired Goodwil	2,745,910
Transferred to Assets Held for Sale	(2,745,910)
Impairment Losses
Goodwill ending balance	9,810,050
Nevada [Member]
Goodwill beginning balance		16,556,287
Acquired Goodwil
Transferred to Assets Held for Sale
Impairment Losses	(16,556,287)
Goodwill ending balance
Arizona [Member]
Goodwill beginning balance		$ 16,912,951
Acquired Goodwil
Transferred to Assets Held for Sale
Impairment Losses	(16,912,951)
Goodwill ending balance